Segment Information and Revenue from Significant Customers - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Revenue, Major Customer [Line Items]
Minimum Percentage Of Revenue from Significant Customer	10.00%	10.00%	10.00%